Taxation - Disclosure of Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Tax Rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax on net loss at the mining statutory tax rate	R 202	R 934	R 1,600
Non-allowable deductions	(221)	(241)	(513)
Share-based payments	(62)	(70)	(104)
Impairment of assets	0	(2)	(219)
Loan-related costs	(19)	(18)	(24)
Exploration expenditure	(55)	(36)	(74)
Finance costs	(76)	(68)	(54)
Other	(9)	(47)	(38)
Movement in temporary differences related to property, plant and equipment	(355)	(1,388)	(1,248)
Movements in temporary differences related to other assets and liabilities	(452)	98	55
Difference between effective mining tax rate and statutory mining rate on mining income	10	(175)	(550)
Difference between non-mining tax rate and statutory mining rate on non-mining income	0	19	35
Effect on temporary differences due to changes in effective tax rates	(469)	83	675
Prior year adjustment	5	(8)	0
Capital allowances	766	684	604
Deferred tax asset not recognised	34	133	(424)
Deferred tax asset previously not recognised now recorded	225	0	0
Total taxation (expense)/credit	R (255)	R 139	R 234
Effective income and mining tax rate (%)	(43.00%)	5.00%	5.00%
Freegold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	11.40%	8.10%	8.70%	12.50%
Randfontein
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	10.10%	4.50%	1.80%	3.80%
Moab Khotsong
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	17.30%	4.70%	9.10%
Avgold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	0.00%	0.00%	0.00%
Parent Company
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred Tax Rate	29.80%	25.70%	10.50%	19.40%
Mining Products | SA taxation
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mining statutory tax rate	34.00%	34.00%	34.00%